Accrued Liabilities and Other Liabilities - Schedule of Accrued Liabilities and Other Liabilities (Details)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Accrued liabilities and other current liabilities
Accrued advertising and marketing expense	¥ 624,684,280		¥ 288,782,409
Tax surcharges and other fees	134,003,155		76,151,018
Payables to employees related to net proceeds from share options exercised	18,439,722
Accrued professional service fees	4,695,155		6,074,086
Refund from depositary bank	2,640,471		2,597,700
Accrued employee welfare expense	1,547,431		4,709,056
Others	2,050,228		690,144
Total	788,495,442	$ 113,260,284	379,130,559
Non-current
Non-refundable incentive payment from depositary bank	7,212,463		9,686,219
Total	795,707,905		388,816,778
Series B Convertible Redeemable Preferred Shares
Accrued liabilities and other current liabilities
Accrued shares issuance cost of a subsidiary	¥ 435,000
Series A Convertible Redeemable Preferred Shares
Accrued liabilities and other current liabilities
Accrued shares issuance cost of a subsidiary			¥ 126,146